SHARE BASED COMPENSATION (Stock Option Activity) (Details) (CNY)	12 Months Ended
Dec. 31, 2013
Number of option outstanding
Balance as of January 1, 2013	8,061,054
Granted	1,280,000
Exercise	(1,812,852)
Forfeited	(457,400)
Balance as of December 31, 2013	7,070,802
Vested and expected to vest as of December 31, 2013	6,397,878
Vested and exercisable as of December 31, 2013	3,219,030
Weighted-Average Exercise Price
Balance as of January 1, 2013	1.81
Granted	4.38
Exercise	2.03
Forfeited	1.80
Balance as of December 31, 2013	2.22
Vested and expected to vest as of December 31, 2013	2.20
Vested and exercisable as of December 31, 2013	1.94
Weighted-Average Remaining Contractual Term
Balance as of December 31, 2013	3 years 10 months 24 days
Vested and expected to vest as of December 31, 2013	2 years 10 months 24 days
Vested and exercisable as of December 31, 2013	3 years 1 month 6 days
Aggregate Intrinsic value
Balance as of December 31, 2013	220,182,959
Vested and expected to vest as of December 31, 2013	200,060,309
Vested and exercisable as of December 31, 2013	105,644,209